Insurance-related accounts (Tables)	12 Months Ended
Mar. 31, 2020
Insurance [Abstract]
Policyholders' Account in Life Insurance Business
Policyholders’ account in the life insurance business is comprised of the following:

	Yen in millions
	March 31
	2019	2020
Universal life insurance	2,104,646	2,611,577
Investment contracts	816,903	885,690
Other	126,653	145,004

Total	3,048,202	3,642,271

Schedule of Net Amount of Risk by Product and Guarantee	The policyholders’ account value, net amount at risk, liability for the minimum guarantee benefit, and average attained age at March 31, 2019 and 2020 are as follows.

	Yen in million s
	March 31, 2019
	Variable annuities	Variable life insurance contracts	Total
Policyholder s ’ account value	—	1,092,559	1,092,559
Net amount at risk	—	4,334,224	4,334,224
Liability for minimum guarantee benefit	—	63,423	63,423

	Age
	March 31 2019
	Variable annuities	Variable life insurance contracts
Average attained age	—	44

	Yen in million s
	March 31 , 2020
	Variable annuities	Variable life insurance contracts	Total
Policyholder s ’ account value	464,093	1,096,935	1,561,028
Net amount at risk	71,685	4,564,214	4,635,899
Liability for minimum guarantee benefit	64,045	79,860	143,905

	Age
	March 31 2020
	Variable annuities	Variable life insurance contracts
Average attained age	60	45